Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Year ended December 31,
	2011	2010	2009
Risk-free interest rate	2.21%	n/a	0.6%
Expected term	6.0 years	n/a	0.8 years	*
Volatility	60.1%	n/a	145.5%
Expected dividend yield	none	n/a	none

* The Company issued an option to its Chief Executive Officer on April 10, 2009 for the purchase of 147,474 shares of the Company common stock (giving effect to the Corporate Reorganization and the conversion of Class A common stock into common stock in connection with the IPO). The option vested on the date of grant and had an expected term of P10M months.

Summary of activity related to stock-based awards

PBRSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	—	—
Granted	46,036	$30.30
Forfeited	(460)	30.33
Vested	—	—
Unvested at September 30, 2012	45,576	$30.30

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	78,544	$56.55
Granted	235,474	$24.36
Forfeited	(4,135)	39.26
Vested*	(24,764)	$26.67
Unvested at September 30, 2012	285,119	$32.81

*
Represents deferral and conversion of a portion of fees payable to certain non-employee directors of the Company, and deferral and conversion of a portion of the 2011 annual cash bonuses paid to certain executive officers and other employees of the Company.

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	48,924	$40.20
Granted	—	—
Forfeited	(601)	$48.87
Vested	—	—
Unvested at September 30, 2012	48,323	$40.09

Summary of the activity and other information related to stock option awards

	September 30, 2012
Stock Options	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2012	52,819	$48.87
Granted	—	—
Exercised	—	—
Forfeited and expired	—	—
Outstanding at September 30, 2012	52,819	$48.87
Options exercisable at September 30, 2012	17,606	$48.87

	2011		2010		2009
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	*Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	—	$—	126,405	$2.37	—	$—
Granted	52,819	$48.87	—	$—	147,474	$2.37
Exercised	—	$—	(126,405)	$2.37	(21,069)	$2.37
Forfeited and expired	—	$—	—	$—	—	$—
Outstanding at end of year	52,819	$48.87	—	$—	126,405	$2.37
Options exercisable at year-end	—	$—	—	$—	126,405	$2.37
Weighted-average fair value of options granted	$27.78		$—		$63.41
Cash received from exercise of options (in millions)	$—		$0.3		$0.1
Total intrinsic value of options exercised (in millions)	$—		$14.3		$2.4

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	37,500	$36.51
Granted	11,717	$52.12
Forfeited	(293)	$48.87
Vested	—	$—
Unvested at December 31, 2011	48,924	$40.20

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	—	$—
Granted	80,256	$56.43
Forfeited	—	$—
Vested*	(1,712)	$50.69
Unvested at December 31, 2011	78,544	$56.55

* Represents deferral and conversion of all or a portion of fees payable to certain non-employee directors of the Company into RSUs, based on the Company’s common stock price when the fees are due. These RSUs vested immediately because they relate to services already rendered by the non-employee directors.